BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 3,021,734	$ 3,730,705	$ 3,165,940
Prepaid expenses and other current assets	120,399	264,491	128,227
Total Current Assets	3,142,133	3,995,196	3,294,167
PROPERTY AND EQUIPMENT - NET	470,438	495,062	375,227
OTHER ASSETS
Intangible assets - net	626,244	619,767	610,029
TOTAL ASSETS	4,238,815	5,110,025	4,279,423
CURRENT LIABILITIES
Accounts payable	84,338	32,852	178,165
Accounts payable and accrued expenses- related parties	14,132	5,069	10,323
Accrued expenses	30,751	65,036	33,353
TOTAL LIABILITIES	$ 129,221	$ 102,957	$ 221,841
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized no shares issued or outstanding
Common stock $0.001 par value, 250,000,000 authorized 65,598,161, 65,237,879 and 58,381,854 issued and outstanding at March 31, 2016, December 31, 2015 and December 31, 2014	$ 65,598	$ 65,238	$ 58,382
Additional paid-in-capital	46,940,627	46,541,251	40,753,189
Accumulated deficit	(42,896,631)	(41,599,421)	(36,753,989)
TOTAL STOCKHOLDERS' EQUITY	4,109,594	5,007,068	4,057,582
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,238,815	$ 5,110,025	$ 4,279,423